Expense Example, No Redemption - Spirit of America Energy Fund - Class C	Mar. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 230
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,215
Expense Example, No Redemption, 10 Years	$ 2,605